6. DEPOSITS (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Deposits	$ 81,415	$ 94,720
State of Colorado Board of Land Commissioners and Colorado Division of Reclamation, Mining and Safety
Deposits	81,415	79,799
Ministry of Energy, Mines and Low Carbon Innovation
Deposits	$ 0	$ 14,921